FINANCIAL INSTRUMENTS - Liquidity Risk (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS
Liabilities	$ 25,403,246	$ 635,083
Cash	$ 100,484,576	$ 47,731,125	$ 7,336,638